EXCHANGEABLE NOTES - Assumptions used in determining fair values of Exchangeable Notes (Details)	Jun. 30, 2025
Lightning Speed Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0134
Lightning Speed Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0135
Lightning Speed Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.75
Lightning Speed Exchangeable Notes | Bond yields
EXCHANGEABLE NOTES
Measurement input	0.1415
Kingway Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0132
Kingway Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.015
Kingway Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.75
Kingway Exchangeable Notes | Bond yields | Minimum
EXCHANGEABLE NOTES
Measurement input	0.1361
Kingway Exchangeable Notes | Bond yields | Maximum
EXCHANGEABLE NOTES
Measurement input	0.1471